Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Novartis put option [member] | 10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 850
Loss/(gain) in Income statement	850
Novartis put option [member] | 10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(850)
Loss/(gain) in Income statement	(850)
Novartis put option [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	88
Loss/(gain) in Income statement	88
Novartis put option [member] | 10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(76)
Loss/(gain) in Income statement	(76)
Novartis put option [member] | 10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	303
Loss/(gain) in Income statement	303
Novartis put option [member] | 10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(254)
Loss/(gain) in Income statement	(254)
Pfizer's put option [member] | 10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	150
Loss/(gain) in Income statement	150
Pfizer's put option [member] | 10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(149)
Loss/(gain) in Income statement	(149)
Pfizer's put option [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	76
Loss/(gain) in Income statement	76
Pfizer's put option [member] | 10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(66)
Loss/(gain) in Income statement	(66)
Pfizer's put option [member] | 10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	44
Loss/(gain) in Income statement	44
Pfizer's put option [member] | 10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(37)
Loss/(gain) in Income statement	£ (37)